Related Party Transactions - Additional Information (Detail) £ in Millions, $ in Millions		12 Months Ended
	Jun. 26, 2019 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)
Qura Therapeutics LLC [member]
Disclosure of transactions between related parties [line items]
Loans outstanding | $			$ 13
Investment obligation | $	$ 26
Innoviva incorporation [member]
Disclosure of transactions between related parties [line items]
Royalty charge		£ 113.0		£ 261.0
Medicxi Ventures I Limited Partner [member]
Disclosure of transactions between related parties [line items]
Loans outstanding		4.6		£ 3.0
Investment in Subsidiary company		1.0
Income from investment		5.5
Kurma Biofund II, FCPR [member]
Disclosure of transactions between related parties [line items]
Increase in equity investment		0.2
Apollo Therapeutics LLP [member]
Disclosure of transactions between related parties [line items]
Income from investment		0.1
Longwood Founders Fund LP [member]
Disclosure of transactions between related parties [line items]
Income from investment		£ 3.0
Qura Therapeutics LLC [member]
Disclosure of transactions between related parties [line items]
Agreement extension	April 2025